FINANCE COSTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
FINANCE COSTS [Text Block]
9. FINANCE COSTS

Finance costs are primarily related to interest and accretion expense on the Company’s debt facilities, equipment financing obligations and prepayment facilities. The Company’s finance costs in the period are summarized as follows:

	Year Ended December 31,
	2017	2016
Debt facilities (Note 18 )	$2,254	$2,218
Equipment financing obligations (Note 19 )	561	845
Accretion of decommissioning liabilities	935	830
Silver sales and other	521	303
Prepayment facilities	—	261
Loss on early settlement of prepayment facilities	—	3,506
	$4,271	$7,963